Lease - Schedule of Consolidated Statement of Income and Comprehensive Income(Loss) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Consolidated Statement of Income and Comprehensive Income Loss [Abstract]
Operating lease expenses – short-term lease	$ 13,936	$ 46,695
Interest for lease liability	22,562	34,775	$ 31,882
Right-of-use assets amortization	$ 600,581	$ 997,605